Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income
The following table provides a breakdown of the effect a variation of 10% in the prevailing exchange rates on the Group’s net income, mainly taking into consideration the exposure of financial assets and liabilities denominated in Pesos as of December 31, 2023:

	Appreciation (+) / depreciation (-) of exchange rate	Profit (loss)
Impact on profit or loss before income tax corresponding to financial assets and liabilities	+10%	31
	-10%	(31)

Information About Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate
The table below provides information about the financial assets and liabilities as of December 31, 2023 that accrue interest considering the applicable rate:

	Financial Assets (1)	Financial Liabilities (2)
Fixed interest rate	985	7,497
Variable interest rate	-	693

Total (3)	985	8,190

(1)
Includes short-term investments, investments in financial assets at amortized cost, loans with related parties and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest bearing.

(2)	Includes only financial loans. Does not include accounts payable, which mostly do not accrue interest, nor the leases liabilities.
(3)	Includes principal and interest.

Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate
The table below shows the estimated impact on net income that an increase or decrease of 100 basis points (“b.p.”) in the variable interest rates would have as of December 31, 2023:

	Increase (+) / decrease (-) in the interest rates	Profit (loss)
Impact on profit or loss for the year	+100 b.p.	(3)
	-100 b.p.	3

Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments
The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on profit or loss before income tax as of December 31, 2023:

	Increase (+) / decrease (-) in the prices	Profit (loss)
Impact on profit or loss before income tax	+ 10%	21
	- 10%	(21)

Schedule of Maturity Dates of Financial Liabilities
The following table sets forth the maturity dates of the Group’s financial liabilities as of December 31, 2023:

	2023
	Maturity date
	0 - 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years	Total
Financial liabilities
Lease liabilities	341	174	81	38	15	17	666
Loans	1,508	1,746	1,099	1,226	785	1,826	8,190
Other liabilities (1)	120	40	35	36	-	1	232
Accounts payable (1)	2,313	-	-	-	-	4	2,317

	4,282	1,960	1,215	1,300	800	1,848	11,405

(1)	Includes the contractual, undiscounted cash flows associated to the financial liabilities given that they do not differ significantly from their face values.

Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group of December 31, 2023 based on the type of its financial instruments and without excluding the amounts covered by several types of guarantees is set forth below:

Maximum exposure
Cash and cash equivalents	1,123
Investments in financial assets	272
Other financial assets	1,295

Summary of Breakdown of the Financial Assets
Following is the breakdown of the financial assets past due as of December 31, 2023:

	Current trade receivable	Other current receivables
Less than three months past due	41	3
Between three and six months past due	13	1
More than six months past due	90	3

	144	7